UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)
Number of Shares		Value
COMMON STOCKS 91.0%
	France 3.0%
351,306	Sanofi	$34,881,476

	Switzerland 6.8%
508,629	Nestle SA	42,598,040
417,301	Novartis AG	35,724,947
		78,322,987
	United Kingdom 5.2%
33,715,114	Lloyds Banking Group PLC	30,599,176
11,706,307	Tesco PLC (a)	29,357,141
		59,956,317
	United States 76.0%
9,416	Alphabet, Inc. - Class A (a)	9,168,547
69,074	Alphabet, Inc. - Class C (a)	66,249,575
555,018	Apple, Inc.	85,539,374
225,789	Costco Wholesale Corp.	37,094,875
357,283	Crown Castle International Corp.	35,721,154
1,269,339	eBay, Inc. (a)	48,818,778
400,110	Facebook, Inc. - Class A (a)	68,366,796
417,299	HCA Holdings, Inc. (a)	33,212,827
815,572	Lowe's Companies, Inc.	65,196,826
280,183	MasterCard, Inc. - Class A	39,561,840
250,167	McDonald’s Corp.	39,196,165
655,843	Microsoft Corp.	48,853,745
909,443	Oracle Corp.	43,971,569
290,171	PayPal Holdings, Inc. (a)	18,579,649
915,175	Starbucks Corp.	49,154,049
565,356	The Kraft Heinz Co.	43,843,358
608,411	Visa, Inc. - Class A	64,029,174
827,905	Wells Fargo & Co.	45,658,961
533,229	Yum! Brands, Inc.	39,250,987
		881,468,249
	Total Common Stocks
	(Cost $792,455,054)	1,054,629,029

SHORT-TERM INVESTMENTS 9.4%
	Investment Company 9.4%
109,238,409	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.91%	109,238,409
	Total Short-Term Investments
	(Cost $109,238,409)	109,238,409

	Total Investments 100.4%
	(Cost $901,693,463)	1,163,867,438

	Liabilities in Excess of Other Assets (0.4)%	(4,122,059)

	TOTAL NET ASSETS 100.0%	$1,159,745,379

(a) Non-Incoming Producing.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$901,693,463	$481,682	$902,175,145

Gross unrealized appreciation	291,743,928	727	291,744,655
Gross unrealized depreciation	(29,569,953)	(122)	(29,570,075)
Net unrealized appreciation	$262,173,975	$605	$262,174,580

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)
Number of Shares		Value
COMMON STOCKS 90.1%
	France 3.1%
121,492	Sanofi	$12,063,046

	Switzerland 6.9%
174,561	Nestle SA	14,619,608
143,587	Novartis AG	12,292,417
		26,912,025
	United Kingdom 2.7%
11,471,630	Lloyds Banking Group PLC	10,411,426

	United States 77.4%
3,289	Alphabet, Inc. - Class A (a)	3,202,565
23,724	Alphabet, Inc. - Class C (a)	22,753,926
184,154	Apple, Inc.	28,381,814
78,180	Costco Wholesale Corp.	12,844,192
122,103	Crown Castle International Corp.	12,207,858
433,869	eBay, Inc. (a)	16,686,602
137,931	Facebook, Inc. - Class A (a)	23,568,270
144,535	HCA Holdings, Inc. (a)	11,503,541
280,178	Lowe’s Companies, Inc.	22,397,429
96,705	MasterCard, Inc. - Class A	13,654,746
85,842	McDonald's Corp.	13,449,725
224,953	Microsoft Corp.	16,756,749
310,950	Oracle Corp.	15,034,432
100,368	PayPal Holdings, Inc. (a)	6,426,563
319,341	Starbucks Corp.	17,151,805
195,762	The Kraft Heinz Co.	15,181,343
208,199	Visa, Inc. - Class A	21,910,863
284,291	Wells Fargo & Co.	15,678,649
182,878	Yum! Brands, Inc.	13,461,649
		302,252,721
	Total Common Stocks
	(Cost $308,943,873)	351,639,218

SHORT-TERM INVESTMENTS 10.1%
	Investment Company 10.1%
39,414,272	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.91%	39,414,272
	Total Short-Term Investments
	(Cost $39,414,272)	39,414,272

	Total Investments 100.2%
	(Cost $348,358,145)	391,053,490

	Liabilities in Excess of Other Assets (0.2)%	(849,272)

	TOTAL NET ASSETS 100.0%	$390,204,218

 (a) Non-Income Producing.

 The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$348,358,145	$180,160	$348,538,305

Gross unrealized appreciation	46,175,643	121	46,175,764
Gross unrealized depreciation	(3,480,298)	(652)	(3,480,950)
Net unrealized appreciation (depreciation)	$42,695,345	$(531)	$42,694,814

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Australia 7.5%
458,298	APA Group	$3,001,732
1,361,320	AusNet Services	1,804,615
237,946	Macquarie Atlas Roads Group	1,013,481
635,485	Spark Infrastructure Group	1,256,155
912,958	Sydney Airport	5,091,643
832,797	Transurban Group	7,760,560
		19,928,186
	Canada 12.5%
79,152	Canadian Utilities Ltd. - Class A	2,458,137
87,253	Emera, Inc.	3,304,810
205,277	Enbridge, Inc.	8,574,664
168,811	Fortis, Inc.	6,058,390
241,620	Hydro One Ltd.	4,399,604
159,683	TransCanada Corp.	7,892,327
12,902	Valener, Inc.	228,105
		32,916,037
	France 3.4%
40,154	Aeroports de Paris	6,492,220
207,836	Groupe Eurotunnel SE	2,505,528
		8,997,748
	Germany 1.4%
38,031	Fraport AG Frankfurt Airport Services Worldwide	3,611,169

	Hong Kong 2.8%
862,928	Power Assets Holdings Ltd.	7,473,127

	Italy 9.0%
260,248	Atlantia SpA	8,215,606
204,685	Enav SpA	937,666
305,714	Italgas SpA	1,716,281
1,420,628	Snam SpA	6,843,730
85,969	Societa Iniziative Autostradali e Servizi SpA	1,372,699
815,694	Terna Rete Elettrica Nazionale SpA	4,764,401
		23,850,383
	Mexico 1.7%
136,190	Grupo Aeroportuario del Centro Norte SAB de CV	753,345
180,300	Grupo Aeroportuario del Pacifico SAB de CV - Class B (a)	1,846,565
104,756	Grupo Aeroportuario del Sureste SAB de CV - Class B	1,997,900
		4,597,810
	Netherlands 0.8%
48,331	Koninklijke Vopak NV	2,119,515

	New Zealand 1.1%
451,354	Auckland International Airport Ltd.	2,099,517
376,359	Vector Ltd.	888,928
		2,988,445
	Spain 9.6%
401,916	Abertis Infraestructuras SA	8,122,874
42,847	Aena SA	7,735,350
87,536	Cellnex Telecom SAU	2,002,951

98,190	Enagas SA	2,764,894
219,580	Red Electrica Corp SA	4,614,268
		25,240,337
	Switzerland 1.1%
12,626	Flughafen Zuerich AG	2,855,470

	United Kingdom 5.9%
630,207	National Grid PLC	7,808,024
157,157	Pennon Group PLC	1,678,402
97,064	Severn Trent PLC	2,826,324
280,343	United Utilities Group PLC	3,210,006
		15,522,756
	United States 39.1%
9,501	ALLETE, Inc.	734,332
40,091	Alliant Energy Corp.	1,666,583
42,699	Ameren Corp.	2,469,710
81,639	American Electric Power Co., Inc.	5,734,323
5,066	American States Water Co.	249,501
40,805	American Tower Corp.	5,577,227
31,358	American Water Works Co., Inc.	2,537,176
31,229	Aqua America, Inc.	1,036,491
18,498	Atmos Energy Corp.	1,550,872
12,113	Avista Corp.	627,090
9,397	Black Hills Corp.	647,171
5,755	California Water Service Group	219,553
49,353	CMS Energy Corp.	2,286,031
57,435	Consolidated Edison, Inc.	4,633,856
56,928	Crown Castle International Corp.	5,691,661
72,897	Dominion Resources, Inc.	5,607,966
31,569	DTE Energy Co.	3,389,248
66,828	Duke Energy Corp.	5,608,206
61,278	Edison International	4,728,823
5,972	El Paso Electric Co.	329,953
55,766	Eversource Energy	3,370,497
37,879	Great Plains Energy, Inc.	1,147,734
8,867	IDACORP, Inc.	779,675
7,850	InfraREIT, Inc.	175,604
57,097	NiSource, Inc.	1,461,112
4,041	Northwest Natural Gas Co.	260,240
6,623	NorthWestern Corp.	377,114
9,725	ONE Gas, Inc.	716,149
84,166	PG&E Corp.	5,730,863
19,632	Pinnacle West Capital Corp.	1,660,082
11,214	PNM Resources, Inc.	451,924
15,664	Portland General Electric Co.	714,905
128,042	PPL Corp.	4,859,194
21,335	SBA Communications Corp. (a)	3,073,307
25,150	SCANA Corp.	1,219,524
47,176	Sempra Energy	5,384,197
1,405	SJW Corp.	79,523
8,362	Southwest Gas Corp.	649,058
8,487	Spire, Inc.	633,555
116,668	The Southern Co.	5,733,066
59,224	WEC Energy Group, Inc.	3,718,083
24,982	Westar Energy, Inc.	1,239,107
95,499	Xcel Energy, Inc.	4,519,013
		103,279,299
	Total Common Stocks (Cost $218,147,669)	253,380,282

CLOSED-END FUNDS 1.2%
	Guernsey 0.2%
397,981	John Laing Infrastructure Fund Ltd.	690,615

	United Kingdom 1.0%
721,451	HICL Infrastructure Co. Ltd.	1,511,019
551,163	International Public Partnerships Ltd.	1,166,182
		2,677,201
	Total Closed-End Funds (Cost $3,448,907)	3,367,816

RIGHTS 0.0%
	Australia 0.0%
32,698	Macquarie Atlas Roads Group Rights (a)	0
	Total Rights (Cost $7,768)	0

SHORT-TERM INVESTMENTS 2.1%
	Investment Company 2.1%
5,479,790	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.91%	5,479,790
	Total Short-Term Investments (Cost $5,479,790)	5,479,790

	Total Investments 99.2% (Cost $227,084,134)	262,227,888

	Other Assets in Excess of Liabilities 0.8%	2,054,073

	TOTAL NET ASSETS 100.0%	$264,281,961

	(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$227,084,134	$716,495	$227,800,629

Gross unrealized appreciation	38,353,866	938	38,354,804
Gross unrealized depreciation	(3,210,112)	(6,162)	(3,216,274)
Net unrealized appreciation (depreciation)	$35,143,754	$(5,224)	$35,138,530

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Silk Invest New Horizons Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 82.0%
	Argentina 8.0%
113,000	Adecoagro SA (a)	$1,220,400
49,883	Cablevision Holding SA - GDR (a)	1,166,115
21,919	Grupo Clarin SA - GDR	122,744
67,871	Telecom Argentina SA - ADR (a)	2,093,142
		4,602,401
	Bangladesh 10.9%
1,440,000	Beximco Pharmaceuticals Ltd.	1,874,369
1,640,400	BRAC Bank Ltd.	1,717,372
540,300	GrameenPhone Ltd.	2,734,470
		6,326,211
	Egypt 4.9%
766,500	Egyptian Financial Group-Hermes Holding Co.	962,359
171,000	Elsewedy Electric Co.	1,016,796
4,585,000	Palm Hills Developments SAE (a)	843,197
		2,822,352
	Ghana 1.1%
166,850	Ecobank Ghana Ltd. (b)	304,913
360,400	Ghana Commercial Bank Ltd. (b)	327,264
		632,177
	Kenya 10.2%
1,640,670	Centum Investment Co. Ltd. (b)	652,133
4,356,907	Equity Group Holdings Ltd.	1,636,743
4,645,224	KCB Group Ltd.	1,846,381
7,336,906	Safaricom Ltd.	1,760,431
		5,895,688
	Morocco 6.6%
39,567	Auto Hall (b)	419,164
294,650	Douja Promotion Groupe Addoha SA	1,347,758
11,979	Label Vie	2,070,521
		3,837,443
	Nigeria 11.9%
18,815,504	Guaranty Trust Bank PLC	2,093,211
14,452,989	Lafarge Africa PLC (b)	2,040,327
332,388	Nestle Nigeria PLC	1,129,666
25,169,452	Zenith Bank PLC	1,640,572
		6,903,776
	Oman 1.6%
734,950	Ooredoo	908,665

	Pakistan 9.0%
1,700,000	Adamjee Insurance Co. Ltd.	1,016,370
867,000	Cherat Cement Co. Ltd.	988,686
365,000	Engro Corp. Ltd.	1,050,672
204,500	Lucky Cement Ltd.	1,096,838
580,000	United Bank Ltd.	1,047,271
		5,199,837
	Qatar 1.5%
37,520	Ooredoo QSC	854,504

	United Arab Emirates 9.1%
709,080	Agthia Group PJSC	1,027,149
4,144,000	Air Arabia PJSC	1,289,149
1,262,900	Emaar Properties PJSC	2,925,194
		5,241,492
	Vietnam 7.2%
1,140,000	Masan Group Corp.	2,766,648
1,250,000	Saigon Securities, Inc.	1,378,395
		4,145,043
	Total Common Stocks
	(Cost $43,794,832)	47,369,589

PARTICIPATION (EQUITY LINKED) NOTES (c) 15.2%
	Kuwait 4.0%
81,500	Human Soft Holdings Co., Issued by Deutsche Bank AG, Expires 07/13/2027	1,060,796
500,000	National Bank of Kuwait S.A.K., Issued by Deutsche Bank AG, Expires 03/28/2018	1,260,143
		2,320,939
	Saudi Arabia 11.2%

30,440	Abdullah Al Othaim Markets Co., Issued by EFG Hermes MENA Securities Ltd., Expires 12/11/2018	995,133
178,460	Al Khaleej Training and Education Co., Issued by ARQ P Notes BV, Expires 02/06/2019	1,005,033
104,160	Al Khaleej Training and Education Co., Issued by Credit Suisse AG, Expires 08/27/2018	586,598

25,800	BUPA Arabia for Cooperative Insurance Co., Issued by ARQ P Notes BV, Expires 02/06/2019	812,622

54,684	Herfy Food Services Co. Ltd., Issued by EFG Hermes MENA Securities Ltd., Expires 01/30/2019	728,789
33,852	Herfy Food Services Co. Ltd., Issues by ARQ P Notes BV, Expires 02/06/2019	451,155
129,066	Samba Financial Group, Issued by Credit Suisse AG, Expires 02/04/2019	825,978
34,320	Saudia Dairy & Foodstuff Co., Issued by ARQ P Notes BV, Expires 05/14/2019	1,093,057
		6,498,365
	Total Participation (Equity Linked) Notes
	(Cost $8,765,425)	8,819,304

SHORT-TERM INVESTMENTS 3.2%
	Investment Company 3.2%

1,868,658	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.91%	1,868,658
	Total Short-Term Investments
	(Cost $1,868,658)	1,868,658

	Total Investments 100.4%
	(Cost $54,428,915)	58,057,551

	Liabilities in Excess of Other Assets (0.4)%	(229,515)

	TOTAL NET ASSETS 100.0%	$ 57,828,036

(a) Non-Income Producing.

(b) A portion of this security is considered illiquid. The Fund may invest up to 15% of its net assets in illiquid securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of September 30, 2017, illiquid securities held in the Fund represented 1.8% of total net assets.

(c) Participation (Equity Linked) Notes (“P-Notes”) allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-Notes are also subject to counterparty risk. The performance results of P-Notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses. P-Notes are restricted securities that have been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Fund’s Board of Directors. None of the Fund’s restricted securities are considered to be illiquid. As of September 30, 2017, Rule 144A and Regulation S securities held in the Fund represented 15.2% of total net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Foreign Currency	Total Portfolio
Tax cost(2)	$54,428,915	$201,360	$54,630,275

Gross unrealized appreciation	7,537,370	-	7,537,370
Gross unrealized depreciation	(3,908,734)	(20,997)	(3,929,731)
Net unrealized appreciation (depreciation)	$3,628,636	$(20,997)	$3,607,639

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.0%
	Consumer Discretionary 19.3%
9,652	2U, Inc. (a)	$540,898
11,268	Canada Goose Holdings, Inc. (a)	231,557
16,212	Central Garden & Pet Co. (a)	629,674
7,621	Century Communities, Inc. (a)	188,239
84,446	Chegg, Inc. (a)	1,253,179
12,431	Fox Factory Holding Corp. (a)	535,776
6,874	G-III Apparel Group Ltd. (a)	199,484
9,803	Grand Canyon Education, Inc. (a)	890,309
32,434	Meritor, Inc. (a)	843,608
7,621	Nutrisystem, Inc.	426,014
15,038	Ollie’s Bargain Outlet Holdings, Inc. (a)	697,763
32,093	Planet Fitness, Inc. - Class A	865,869
5,262	Red Robin Gourmet Burgers, Inc. (a)	352,554
7,529	SiteOne Landscape Supply, Inc. (a)	437,435
4,748	Skechers U.S.A., Inc. - Class A (a)	119,127
3,852	The Children’s Place, Inc.	455,114
4,422	Visteon Corp. (a)	547,311
11,261	Wingstop, Inc.	374,428
		9,588,339
	Consumer Staples 1.0%
12,997	Freshpet, Inc. (a)	203,403
37,304	New Age Beverages Corp. (a)	127,207
11,851	Primo Water Corp. (a)	140,434
		471,044
	Financial Services 7.5%
6,417	Euronet Worldwide, Inc. (a)	608,267
20,376	Green Dot Corp. - Class A (a)	1,010,242
4,370	LendingTree, Inc. (a)	1,068,247
9,837	LPL Financial Holdings, Inc.	507,294
18,454	Square, Inc. - Class A (a)	531,660
		3,725,710
	Health Care 21.1%
14,236	Addus HomeCare Corp. (a)	502,531
26,875	AxoGen, Inc. (a)	520,031
23,291	BioTelemetry, Inc. (a)	768,603
5,438	Cardiovascular Systems, Inc. (a)	153,080
31,072	Corcept Therapeutics, Inc. (a)	599,690
16,479	CryoLife, Inc. (a)	374,073
7,535	Flexion Therapeutics, Inc. (a)	182,196
4,260	Heska Corp. (a)	375,264
4,894	Inogen, Inc. (a)	465,419
34,498	Keryx Biopharmaceuticals, Inc. (a)	244,936
6,276	Ligand Pharmaceuticals, Inc. (a)	854,477
26,821	Merit Medical Systems, Inc. (a)	1,135,869
11,985	Omnicell, Inc. (a)	611,834
9,944	OraSure Technologies, Inc. (a)	223,740
4,857	Penumbra, Inc. (a)	438,587
13,070	PRA Health Sciences, Inc. (a)	995,542
4,585	Spark Therapeutics, Inc. (a)	408,799
8,599	Supernus Pharmaceuticals, Inc. (a)	343,960

27,526	Tactile Systems Technology, Inc. (a)	851,930
14,428	Vocera Communications, Inc. (a)	452,606
		10,503,167
	Materials & Processing 8.3%
20,842	BMC Stock Holdings, Inc. (a)	444,977
21,511	Builders FirstSource, Inc. (a)	386,983
8,036	Ingevity Corp. (a)	502,009
14,301	Installed Building Products, Inc. (a)	926,705
11,968	PGT Innovations, Inc. (a)	178,922
3,613	RBC Bearings, Inc. (a)	452,167
28,743	Summit Materials, Inc. - Class A (a)	920,638
3,888	U.S. Concrete, Inc. (a)	296,654
		4,109,055
	Producer Durables 14.8%
6,263	Advanced Energy Industries, Inc. (a)	505,800
18,093	Air Transport Services Group, Inc. (a)	440,384
3,020	Atlas Air Worldwide Holdings, Inc. (a)	198,716
1,673	HEICO Corp.	150,252
4,951	John Bean Technologies Corp.	500,546
23,364	Knight-Swift Transportation Holdings, Inc. (a)	970,774
11,608	Kratos Defense & Security Solutions, Inc. (a)	151,833
12,144	MasTec, Inc. (a)	563,482
9,058	NV5 Global, Inc. (a)	495,020
8,694	Old Dominion Freight Line, Inc.	957,296
5,272	Quanta Services, Inc. (a)	197,015
8,831	Saia, Inc. (a)	553,262
12,281	Schneider National, Inc. - Class B	310,709
17,884	Spartan Motors, Inc.	197,618
5,651	TriNet Group, Inc. (a)	189,987
13,344	Triton International Ltd.	444,088
14,074	WNS Holdings Ltd. - ADR (a)	513,701
		7,340,483
	Technology 25.5%
12,923	Alarm.com Holdings, Inc. (a)	583,861
23,965	Asure Software, Inc. (a)	297,645
6,252	BlackLine, Inc. (a)	213,318
25,394	Carbonite, Inc. (a)	558,668
5,172	CEVA, Inc. (a)	221,362
2,456	Coherent, Inc. (a)	577,578
7,713	CommerceHub, Inc. - Class A (a)	174,082
21,044	Diodes, Inc. (a)	629,847
6,555	Everbridge, Inc. (a)	173,183
39,859	Five9, Inc. (a)	952,630
5,164	GrubHub, Inc. (a)	271,936
8,196	GTT Communications, Inc. (a)	259,403
28,430	Hortonworks, Inc. (a)	481,889
2,912	LogMeIn, Inc.	320,466
6,066	Lumentum Holdings, Inc. (a)	329,687
13,894	MagnaChip Semiconductor Corp. (a)	157,697
6,264	Mercury Systems, Inc. (a)	324,976
14,232	Nutanix, Inc. - Class A (a)	318,654
11,565	Orbotech Ltd. (a)	488,159
8,900	Q2 Holdings, Inc. (a)	370,685
11,279	RADCOM Ltd. (a)	237,423
23,442	RealPage, Inc. (a)	935,336
18,433	RingCentral, Inc. - Class A (a)	769,578
3,921	Rogers Corp. (a)	522,591
6,504	Rudolph Technologies, Inc. (a)	171,055

13,265	ShotSpotter, Inc. (a)	178,414
13,270	TTM Technologies, Inc. (a)	203,960
1,024	Universal Display Corp.	131,942
69,068	USA Technologies, Inc. (a)	431,675
26,203	Varonis Systems, Inc. (a)	1,097,906
5,358	Veeva Systems, Inc. - Class A (a)	302,245
		12,687,851
	Utilities 1.5%
34,871	Boingo Wireless, Inc. (a)	745,193

	Total Common Stocks (Cost $35,608,995)	49,170,842

SHORT-TERM INVESTMENTS 1.6%
	Investment Company 1.6%
810,261	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.91%	810,261
	Total Short-Term Investments (Cost $810,261)	810,261

	Total Investments 100.6% (Cost $36,419,256)	49,981,103

	Liabilities in Excess of Other Assets (0.6)%	(286,768)

	TOTAL NET ASSETS 100.0%	$49,694,335

(a) Non-Incoming Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$36,419,256	$36,419,256

Gross unrealized appreciation	13,739,250	13,739,250
Gross unrealized depreciation	(177,403)	(177,403)
Net unrealized appreciation	$13,561,847	$13,561,847

 (1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.1%
	Consumer Discretionary 11.5%
12,842	American Eagle Outfitters, Inc.	$183,640
15,570	Entercom Communications Corp. - Class A	178,276
16,367	G-III Apparel Group Ltd. (a)	474,970
4,428	Meredith Corp.	245,754
18,087	Modine Manufacturing Co. (a)	348,175
4,330	Nexstar Media Group, Inc. - Class A	269,759
70,722	Office Depot, Inc.	321,078
3,247	Penske Automotive Group, Inc.	154,460
2,652	Red Robin Gourmet Burgers, Inc. (a)	177,684
10,636	Sinclair Broadcast Group, Inc. - Class A	340,884
7,405	TopBuild Corp. (a)	482,584
6,584	Tower International, Inc.	179,085
5,494	Wolverine World Wide, Inc.	158,502
		3,514,851
	Consumer Staples 1.4%
5,818	Snyder’s-Lance, Inc.	221,899
3,496	USANA Health Sciences, Inc. (a)	201,719
		423,618
	Energy 5.1%
4,501	Basic Energy Services, Inc. (a)	86,869
20,154	Callon Petroleum Co. (a)	226,531
5,941	Carrizo Oil & Gas, Inc. (a)	101,769
7,079	PDC Energy, Inc. (a)	347,083
3,460	Resolute Energy Corp. (a)	102,728
36,707	Ring Energy, Inc. (a)	531,885
16,637	Superior Energy Services, Inc. (a)	177,683
		1,574,548
	Financials 32.6%
8,506	Banner Corp.	521,248
8,754	Boston Private Financial Holdings Inc.	144,879
8,130	Bryn Mawr Bank Corp.	356,094
4,251	Carolina Financial Corp.	152,526
18,988	CenterState Banks, Inc.	508,878
27,449	CNO Financial Group, Inc.	640,660
9,422	Cowen, Inc. (a)	167,712
1,546	Dime Community Bancshares, Inc.	33,239
6,812	Enterprise Financial Services Corp.	288,488
32,193	F.N.B. Corp.	451,668
7,128	First American Financial Corp.	356,186
7,761	First Interstate BancSystem, Inc. - Class A	296,858
10,837	Franklin Financial Network, Inc. (a)	386,339
14,554	Green Bancorp, Inc. (a)	344,202
6,698	Guaranty Bancorp	186,204
2,954	Heartland Financial USA, Inc.	145,928
3,888	Heritage Commerce Corp.	55,326
4,923	Heritage Financial Corp.	145,228
11,851	Heritage Insurance Holdings, Inc.	156,552
15,325	Hope Bancorp, Inc.	271,406
5,933	IBERIABANK Corp.	487,396
7,529	LegacyTexas Financial Group, Inc.	300,558

10,471	OneMain Holdings, Inc. (a)	295,177
13,850	Pacific Premier Bancorp, Inc. (a)	522,837
7,327	Preferred Bank	442,184
2,592	Primerica, Inc.	211,378
6,234	Selective Insurance Group, Inc.	335,701
12,785	State Bank Financial Corp.	366,290
2,800	Stifel Financial Corp.	149,688
4,630	Triumph Bancorp, Inc. (a)	149,318
7,867	Umpqua Holdings Corp.	153,485
19,226	United Community Banks, Inc.	548,710
5,488	Wintrust Financial Corp.	429,765
		10,002,108
	Health Care 4.0%
7,545	Diplomat Pharmacy, Inc. (a)	156,257
6,405	Halyard Health, Inc. (a)	288,417
3,910	Natus Medical, Inc. (a)	146,625
14,100	NeoGenomics, Inc. (a)	156,933
1,935	PAREXEL International Corp. (a)	170,435
41,028	Progenics Pharmaceuticals, Inc. (a)	301,966
		1,220,633
	Industrials 13.2%
3,904	ABM Industries, Inc.	162,836
4,725	Astec Industries, Inc.	264,647
5,167	Atlas Air Worldwide Holdings, Inc. (a)	339,988
25,547	CBIZ, Inc. (a)	415,139
3,156	Deluxe Corp.	230,262
3,512	EMCOR Group, Inc.	243,662
1,651	Esterline Technologies Corp. (a)	148,838
2,720	Forward Air Corp.	155,666
8,165	General Cable Corp.	153,910
10,084	Gibraltar Industries, Inc. (a)	314,117
4,682	Kadant, Inc.	461,411
5,815	MYR Group, Inc. (a)	169,449
3,147	On Assignment, Inc. (a)	168,931
7,984	SkyWest, Inc.	350,498
6,842	Tetra Tech, Inc.	318,495
3,149	The Timken Company	152,884
		4,050,733
	Information Technology 10.4%
9,206	Brooks Automation, Inc.	279,494
2,335	CACI International, Inc. - Class A (a)	325,382
1,956	Cass Information Systems, Inc.	124,089
9,729	Conduent, Inc. (a)	152,453
25,724	Cypress Semiconductor Corp.	386,374
5,210	MKS Instruments, Inc.	492,085
13,536	NCR Corp. (a)	507,871
12,552	Photronics, Inc. (a)	111,085
2,677	Plexus Corp. (a)	150,126
5,100	Progress Software Corp.	194,667
5,502	Verint Systems, Inc. (a)	230,259
9,209	Web.com Group, Inc. (a)	230,225
		3,184,110
	Materials 5.4%
17,284	Ferro Corp. (a)	385,433
4,208	HB Fuller Co.	244,317
2,393	Kaiser Aluminum Corp.	246,814
13,385	KapStone Paper and Packaging Corp.	287,644
7,535	Materion Corp.	325,135
10,326	TimkenSteel Corp. (a)	170,379
		1,659,722

	Real Estate 9.7%
9,041	Acadia Realty Trust	258,753
6,984	Chatham Lodging Trust	148,899
2,773	CoreSite Realty Corp.	310,299
3,671	Education Realty Trust, Inc.	131,899
8,678	Hudson Pacific Properties, Inc.	290,973
29,127	Independence Realty Trust, Inc.	296,222
11,948	National Storage Affiliates Trust	289,620
11,296	NorthStar Realty Europe Corp.	144,702
4,225	Pebblebrook Hotel Trust	152,691
12,833	Rexford Industrial Realty, Inc.	367,280
14,292	Sabra Health Care REIT, Inc.	313,567
2,645	Seritage Growth Properties - Class A	121,855
4,259	Starwood Waypoint Homes	154,900
		2,981,660
	Utilities 5.8%
3,009	Black Hills Corp.	207,230
16,628	Calpine Corp. (a)	245,263
4,179	Chesapeake Utilities Corp.	327,007
3,379	IDACORP, Inc.	297,115
4,447	Portland General Electric Co.	202,961
7,635	South Jersey Industries, Inc.	263,636
3,246	Spire, Inc.	242,314
		1,785,526
	Total Common Stocks (Cost $27,902,113)	30,397,509

SHORT-TERM INVESTMENTS 0.8%
	Investment Company 0.8%
251,076	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.91%	251,076
	Total Short-Term Investments (Cost $251,076)	251,076

	Total Investments 99.9% (Cost $28,153,189)	30,648,585

	Other Assets in Excess of Liabilities 0.1%	40,888

	TOTAL NET ASSETS 100.0%	$30,689,473

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$28,153,189	$28,153,189

Gross unrealized appreciation	2,900,938	2,900,938
Gross unrealized depreciation	(405,542)	(405,542)
Net unrealized appreciation	$2,495,396	$2,495,396

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.0%
	Consumer Discretionary 11.4%
15,052	American Eagle Outfitters, Inc.	$215,244
18,263	Entercom Communications Corp. - Class A	209,111
19,155	G-III Apparel Group Ltd. (a)	555,878
5,194	Meredith Corp.	288,267
21,167	Modine Manufacturing Co. (a)	407,465
5,079	Nexstar Media Group, Inc. - Class A	316,422
82,951	Office Depot, Inc.	376,597
3,809	Penske Automotive Group, Inc.	181,194
3,111	Red Robin Gourmet Burgers, Inc. (a)	208,437
12,476	Sinclair Broadcast Group, Inc. - Class A	399,856
8,686	TopBuild Corp. (a)	566,067
7,722	Tower International, Inc.	210,038
6,444	Wolverine World Wide, Inc.	185,909
		4,120,485
	Consumer Staples 1.4%
6,823	Snyder’s-Lance, Inc.	260,229
4,101	USANA Health Sciences, Inc. (a)	236,628
		496,857
	Energy 5.1%
5,280	Basic Energy Services, Inc. (a)	101,904
23,639	Callon Petroleum Co. (a)	265,702
6,968	Carrizo Oil & Gas, Inc. (a)	119,362
8,285	PDC Energy, Inc. (a)	406,214
4,058	Resolute Energy Corp. (a)	120,482
43,054	Ring Energy, Inc. (a)	623,852
19,514	Superior Energy Services, Inc. (a)	208,410
		1,845,926
	Financials 32.6%
9,977	Banner Corp.	611,391
10,267	Boston Private Financial Holdings, Inc.	169,919
9,536	Bryn Mawr Bank Corp.	417,677
4,968	Carolina Financial Corp.	178,252
22,271	CenterState Banks, Inc.	596,863
32,195	CNO Financial Group, Inc.	751,431
11,051	Cowen, Inc. (a)	196,708
1,813	Dime Community Bancshares, Inc.	38,979
7,990	Enterprise Financial Services Corp.	338,376
37,760	F.N.B. Corp.	529,773
8,361	First American Financial Corp.	417,799
9,103	First Interstate BancSystem, Inc. - Class A	348,190
12,711	Franklin Financial Network, Inc. (a)	453,147
17,039	Green Bancorp, Inc. (a)	402,972
7,856	Guaranty Bancorp	218,397
3,464	Heartland Financial USA, Inc.	171,122
4,561	Heritage Commerce Corp.	64,903
5,774	Heritage Financial Corp.	170,333
13,813	Heritage Insurance Holdings, Inc.	182,470
17,975	Hope Bancorp, Inc.	318,337
6,959	IBERIABANK Corp.	571,682
8,831	LegacyTexas Financial Group, Inc.	352,534

12,262	OneMain Holdings, Inc. (a)	345,666
16,246	Pacific Premier Bancorp, Inc. (a)	613,286
8,564	Preferred Bank	516,837
3,040	Primerica, Inc.	247,912
7,312	Selective Insurance Group, Inc.	393,751
14,996	State Bank Financial Corp.	429,635
3,284	Stifel Financial Corp.	175,563
5,430	Triumph Bancorp, Inc. (a)	175,118
9,209	Umpqua Holdings Corp.	179,667
22,551	United Community Banks, Inc.	643,606
6,437	Wintrust Financial Corp.	504,081
		11,726,377
	Health Care 4.0%
8,739	Diplomat Pharmacy, Inc. (a)	180,985
7,501	Halyard Health, Inc. (a)	337,770
4,586	Natus Medical, Inc. (a)	171,975
16,511	NeoGenomics, Inc. (a)	183,768
2,270	PAREXEL International Corp. (a)	199,942
48,123	Progenics Pharmaceuticals, Inc. (a)	354,185
		1,428,625
	Industrials 13.2%
4,579	ABM Industries, Inc.	190,990
5,542	Astec Industries, Inc.	310,407
6,061	Atlas Air Worldwide Holdings, Inc. (a)	398,814
29,965	CBIZ, Inc. (a)	486,931
3,701	Deluxe Corp.	270,025
4,120	EMCOR Group, Inc.	285,845
1,938	Esterline Technologies Corp. (a)	174,711
3,177	Forward Air Corp.	181,820
9,576	General Cable Corp.	180,508
11,787	Gibraltar Industries, Inc. (a)	367,165
5,492	Kadant, Inc.	541,237
6,820	MYR Group, Inc. (a)	198,735
3,691	On Assignment, Inc. (a)	198,133
9,365	SkyWest, Inc.	411,123
8,025	Tetra Tech, Inc.	373,564
3,693	The Timken Company	179,295
		4,749,303
	Information Technology 10.4%
10,798	Brooks Automation, Inc.	327,827
2,739	CACI International, Inc. - Class A (a)	381,680
2,294	Cass Information Systems, Inc.	145,531
11,411	Conduent, Inc. (a)	178,810
30,172	Cypress Semiconductor Corp.	453,183
6,111	MKS Instruments, Inc.	577,184
15,876	NCR Corp. (a)	595,668
14,723	Photronics, Inc. (a)	130,299
3,139	Plexus Corp. (a)	176,035
5,982	Progress Software Corp.	228,333
6,454	Verint Systems, Inc. (a)	270,100
10,802	Web.com Group, Inc. (a)	270,050
		3,734,700
	Materials 5.4%
20,273	Ferro Corp. (a)	452,088
4,936	HB Fuller Co.	286,584
2,807	Kaiser Aluminum Corp.	289,514
15,646	KapStone Paper and Packaging Corp.	336,232
8,838	Materion Corp.	381,360
12,112	TimkenSteel Corp. (a)	199,848
		1,945,626

	Real Estate 9.7%
10,605	Acadia Realty Trust	303,515
8,192	Chatham Lodging Trust	174,653
3,253	CoreSite Realty Corp.	364,011
4,291	Education Realty Trust, Inc.	154,176
10,179	Hudson Pacific Properties, Inc.	341,302
34,164	Independence Realty Trust, Inc.	347,448
14,014	National Storage Affiliates Trust	339,699
13,249	NorthStar Realty Europe Corp.	169,720
4,957	Pebblebrook Hotel Trust	179,146
15,052	Rexford Industrial Realty, Inc.	430,788
16,762	Sabra Health Care REIT, Inc.	367,758
3,103	Seritage Growth Properties - Class A	142,955
4,996	Starwood Waypoint Homes	181,705
		3,496,876
	Utilities 5.8%
3,530	Black Hills Corp.	243,111
19,504	Calpine Corp. (a)	287,684
4,901	Chesapeake Utilities Corp.	383,503
3,963	IDACORP, Inc.	348,467
5,216	Portland General Electric Co.	238,058
8,955	South Jersey Industries, Inc.	309,216
3,807	Spire, Inc.	284,193
		2,094,232
	Total Common Stocks (Cost $26,622,168)	35,639,007

SHORT-TERM INVESTMENTS 0.8%
	Investment Company 0.8%
307,826	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.91%	307,826
	Total Short-Term Investments (Cost $307,826)	307,826

	Total Investments 99.8% (Cost $26,929,994)	35,946,833

	Other Assets in Excess of Liabilities 0.2%	56,632

	TOTAL NET ASSETS 100.0%	$36,003,465

 (a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows(1):

	Investments	Total Portfolio
Tax cost(2)	$26,929,994	$26,929,994

Gross unrealized appreciation	9,579,013	9,579,013
Gross unrealized depreciation	(562,174)	(562,174)
Net unrealized appreciation	$9,016,839	$9,016,839

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments.

Investment Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Participation (Equity Linked) Notes (“P-Notes”) are valued based on an evaluated price provided by an independent pricing service, using a methodology for P-Notes provided by a third-party analytics firm. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value foreign securities at fair value using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Core Infrastructure and Frontier Silk Invest New Horizons Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds' securities as of September 30, 2017:

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$1,054,629,029	$-	$-	$1,054,629,029
Total Equity	1,054,629,029	-	-	1,054,629,029
Short-Term Investments	109,238,409	-	-	109,238,409
Total Investments in Securities	$1,163,867,438	$-	$-	$1,163,867,438

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$351,639,218	$-	$-	$351,639,218
Total Equity	351,639,218	-	-	351,639,218
Short-Term Investments	39,414,272	-	-	39,414,272
Total Investments in Securities	$391,053,490	$-	$-	$391,053,490

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$253,380,282	$-	$-	$253,380,282
Closed-End Funds	3,367,816	-	-	3,367,816
Rights	-	-	-	-
Total Equity	256,748,098	-	-	256,748,098
Short-Term Investments	5,479,790	-	-	5,479,790
Total Investments in Securities	$262,227,888	$-	$-	$262,227,888

Silk Invest New Horizons

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$24,813,798	$22,555,791	$-	$47,369,589
P-Notes	-	8,819,304	-	8,819,304
Total Equity	24,813,798	31,375,095	-	56,188,893
Short-Term Investments	1,868,658	-	-	1,868,658
Total Investments in Securities	$26,682,456	$31,375,095	$-	$58,057,551

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$49,170,842	$-	$-	$49,170,842
Total Equity	49,170,842	-	-	49,170,842
Short-Term Investments	810,261	-	-	810,261
Total Investments in Securities	$49,981,103	$-	$-	$49,981,103

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$30,397,509	$-	$-	$30,397,509
Total Equity	30,397,509	-	-	30,397,509
Short-Term Investments	251,076	-	-	251,076
Total Investments in Securities	$30,648,585	$-	$-	$30,648,585

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$35,639,007	$-	$-	$35,639,007
Total Equity	35,639,007	-	-	35,639,007
Short-Term Investments	307,826	-	-	307,826
Total Investments in Securities	$35,946,833	$-	$-	$35,946,833

(a) See Fund’s Schedule of Investments for sector or country classifications.

Silk Invest New Horizons
Transfers into Level 1	$6,100,946
Transfers out of Level 2	(6,100,946)
Net transfers	$-

Transfers into Level 2	$7,546,246
Transfers out of Level 1	(7,546,246)
Net transfers	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds have no examinations in progress.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year.

As of June 30, 2017, the Frontier MFG Global Plus Fund had a long-term capital loss carryforward that will not expire of $312,481 and the Frontier Timpani Small Cap Growth Fund had a short-term capital loss carryforward that will not expire of $2,523,110.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By	/s/ William D. Forsyth III
William D. Forsyth III, President (Principal Executive Officer)

Date	11/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William D. Forsyth III
William D. Forsyth III, President (Principal Executive Officer)

Date	11/17/2017

By	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary (Principal Financial Officer)

Date	11/17/2017